Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 16,198	$ 13,918	$ 12,977	$ 17,380	$ 13,065	$ 11,466	$ 12,494	$ 10,901	$ 9,611	$ 9,425	$ 19,216
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	16,137	13,965	13,114	17,683	13,391	11,834	12,984	11,406	10,126	10,000	$ 19,004
Class FI
Account Value [Line Items]
Line Graph and Table Measure Name											Class FI
Accumulated Value	17,177	14,761	13,753	18,441	13,868	12,173	13,262	11,570	10,198	10,000	$ 20,377
Class R
Account Value [Line Items]
Line Graph and Table Measure Name											Class R
Accumulated Value	16,726	14,415	13,479	18,110	13,659	12,024	13,140	11,499	10,168	10,000	$ 19,779
Class I
Account Value [Line Items]
Line Graph and Table Measure Name											Class I
Accumulated Value	1,767,504	1,514,102	1,407,471	1,878,996	1,408,365	1,232,112	1,338,086	1,163,840	1,022,823	1,000,000	$ 2,103,093
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name											Class IS
Accumulated Value	1,782,023	1,525,155	1,416,559	1,888,822	1,414,756	1,236,717	1,342,179	1,166,416	1,024,102	1,000,000	$ 2,122,401
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	31,958	25,334	22,076	25,458	19,135	15,757	15,553	12,934	11,144	10,000	$ 37,020
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	31,958	25,334	22,076	25,458	19,135	15,757	15,553	12,934	11,144	10,000	$ 37,020
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	31,958	25,334	22,076	25,458	19,135	15,757	15,553	12,934	11,144	10,000	$ 37,020
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	31,958	25,334	22,076	25,458	19,135	15,757	15,553	12,934	11,144	10,000	$ 37,020
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	3,195,784	2,533,433	2,207,644	2,545,772	1,913,495	1,575,652	1,555,279	1,293,389	1,114,388	1,000,000	$ 3,701,993
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	3,195,784	2,533,433	2,207,644	2,545,772	1,913,495	1,575,652	1,555,279	1,293,389	1,114,388	1,000,000	$ 3,701,993
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell Midcap Growth Index
Accumulated Value	26,749	22,466	19,881	27,119	20,063	16,238	15,324	12,254	10,700	10,000	$ 33,818
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Growth Index
Accumulated Value	40,573	31,187	25,768	31,987	24,833	17,416	16,895	13,250	10,999	10,000	$ 49,505
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell Midcap Growth Index
Accumulated Value	26,749	22,466	19,881	27,119	20,063	16,238	15,324	12,254	10,700	10,000	$ 33,818
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Growth Index
Accumulated Value	40,573	31,187	25,768	31,987	24,833	17,416	16,895	13,250	10,999	10,000	$ 49,505
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell Midcap Growth Index
Accumulated Value	26,749	22,466	19,881	27,119	20,063	16,238	15,324	12,254	10,700	10,000	$ 33,818
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Growth Index
Accumulated Value	40,573	31,187	25,768	31,987	24,833	17,416	16,895	13,250	10,999	10,000	$ 49,505
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell Midcap Growth Index
Accumulated Value	26,749	22,466	19,881	27,119	20,063	16,238	15,324	12,254	10,700	10,000	$ 33,818
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Growth Index
Accumulated Value	40,573	31,187	25,768	31,987	24,833	17,416	16,895	13,250	10,999	10,000	$ 49,505
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell Midcap Growth Index
Accumulated Value	2,674,934	2,246,584	1,988,110	2,711,947	2,006,313	1,623,782	1,532,407	1,225,363	1,069,972	1,000,000	$ 3,381,769
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Growth Index
Accumulated Value	4,057,345	3,118,660	2,576,770	3,198,670	2,483,292	1,741,605	1,689,450	1,325,039	1,099,918	1,000,000	$ 4,950,472
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell Midcap Growth Index
Accumulated Value	2,674,934	2,246,584	1,988,110	2,711,947	2,006,313	1,623,782	1,532,407	1,225,363	1,069,972	1,000,000	$ 3,381,769
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Growth Index
Accumulated Value	$ 4,057,345	$ 3,118,660	$ 2,576,770	$ 3,198,670	$ 2,483,292	$ 1,741,605	$ 1,689,450	$ 1,325,039	$ 1,099,918	$ 1,000,000	$ 4,950,472